Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Guarantor Obligations

The maximum exposure or notional amounts below does not represent the expected losses from the execution of the guarantees.

2010	Maximum potential/Contractual or Notional amount	Amount by expiration period
		One year or less	After one year through five years	After five years
	(in billions of yen)
Performance guarantees	1,579	872	593	114
Guarantees on loans	739	104	69	566
Guarantees on securities	16	5	11	—
Other guarantees	867	641	185	41
Guarantees for the repayment of trust principal	932	198	282	452
Liabilities of trust accounts	8,529	8,351	43	135
Derivative financial instruments	43,074	21,586	17,400	4,088

2011	Maximum potential/Contractual or Notional amount	Amount by expiration period
		One year or less	After one year through five years	After five years
	(in billions of yen)
Performance guarantees	1,580	886	559	135
Guarantees on loans	539	136	53	350
Guarantees on securities	10	4	6	—
Other guarantees	872	602	192	78
Guarantees for the repayment of trust principal	249	—	181	68
Liabilities of trust accounts	8,144	7,982	51	111
Derivative financial instruments	30,567	11,386	16,048	3,133

The table below presents maximum potential amount of future payments of performance guarantees, guarantees on loans, guarantees on securities and other guarantees classified based on internal ratings at March 31, 2010 and 2011.

	2010	2011
	(in billions of yen)
Investment grade	1,715	1,760
Non-investment grade	1,486	1,241

Total	3,201	3,001

Note:	Investment grade in the internal rating scale is generally corresponding to BBB- or above in external rating scale.

Schedule of Off Balance Sheet Commitments and Guarantees

The table below summarizes the contractual amounts with regard to these undrawn commitments at March 31, 2010 and 2011:

	2010	2011
	(in billions of yen)
Commitments to extend credit (Note)	48,778	50,436
Commercial letters of credit	392	465

Total	49,170	50,901

Note:	Commitments to extend credit include commitments to invest in securities.

Future Minimum Commitments for Capital and Operating Leases

Future minimum rental commitments for noncancelable leases at March 31, 2011 were as follows:

	Capitalized leases	Operating leases
	(in millions of yen)
Fiscal year ending March 31:
2012	6,388	35,373
2013	5,045	29,570
2014	3,771	27,003
2015	2,842	9,669
2016	2,275	6,253
2017 and thereafter	5,134	17,533

Total minimum lease payments	25,455	125,401

Amount representing interest	1,661

Present value of minimum lease payments	23,794